Securities sold under repurchase agreements and interbank and institutional market funds (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of securities sold under repurchase agreements
a)	Securities sold under repurchase agreements

The table below shows the breakdown of funds:

		12/31/2020			12/31/2019
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Assets pledged as collateral		45,961	564	46,525	67,065	2,696	69,761
Government securities	1.70% to 1.90%	22,088	—	22,088	46,271	—	46,271
Corporate securities	45% of CDI to 98.5% of CDI	20,773	—	20,773	17,665	—	17,665
Own issue	100% of Selic to 16.40%	1,965	20	1,985	2,831	2,427	5,258
Foreign	0.03% to 2.20%	1,135	544	1,679	298	269	567
Assets received as collateral	1.38% to 1.90%	151,370	—	151,370	140,004	—	140,004
Right to sell or repledge the collateral	0.01% to 10.0%	27,851	47,618	75,469	16,807	30,011	46,818

Total		225,182	48,182	273,364	223,876	32,707	256,583

Summary of Interbank market debt

b)	Interbank market funds

		12/31/2020			12/31/2019
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	T otal
Financial bills	2.76% to 29.34%	21,898	21,691	43,589	20,829	44,604	65,433
Real state credit bills	1.65% to 11.83%	2,600	1,605	4,205	6,194	1,441	7,635
Agribusiness credit bills	1.39% to 14.30%	10,166	4,119	14,285	14,543	6,661	21,204
Guaranteed real state notes	2.62% to 9.43%	437	10,592	11,029	—	4,320	4,320
Import and export financing	0% to 9.60%	56,148	15,322	71,470	59,810	4,812	64,622
On-lending-domestic	0% to 18%	3,672	7,785	11,457	3,863	7,785	11,648

Total		94,921	61,114	156,035	105,239	69,623	174,862

Summary of Institutional market debt

c)	Institutional market funds

		12/31/2020			12/31/2019
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Subordinated debt (1)	LIBOR to IGPM + 4.63%	12,125	62,791	74,916	4,098	55,364	59,462
Obligations on securities abroad	(0.05%) to 29.75%	6,636	55,797	62,433	9,162	34,510	43,672
Raisings through Structured Operations Certificates (2)	1.41% to 11.12%	578	381	959	575	535	1,110

Total		19,339	118,969	138,308	13,835	90,409	104,244

(1)	At 12/31/2020, the amount of R$ 41,000 (R$ 36,627 at 12/31/2019) is included in the Reference Equity, under the proportion defined by CMN Resolution No. 4,192, on March 01, 2013.
(2)	At 12/31/2020, the fair value of raisings through Structured Operations Certificates issued is R$ 1,018 (R$ 1,204 at 12/31/2019).